Exhibit 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-17	15-Aug-17	15-Sep-17
To	31-Aug-17	15-Sep-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00
Required Overcollateralization	$375,318,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,030,336.35
Series Nominal Liquidation Amount	1,976,348,336.35
Required Participation Amount	$1,976,348,336.35
Excess Receivables	$143,158,817.39
Total Collateral	2,119,507,153.74
Collateral as Percent of Notes	132.47%

Series Allocation Percentage at Month-End	42.38%
Floating Allocation Percentage at Month-End	90.11%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.226670%
A1 Applicable Margin	0.640000%
1.866670%
A2 Days	30
A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,852,726,990.64
Total Principal Collections	($2,045,533,648.28)
Investment in New Receivables	$1,921,671,057.17
Receivables Added for Additional Accounts	$0.00
Repurchases	($32,887,699.38)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($689,337,196.98)
Less Servicing Adjustment	($5,866,081.76)

Ending Balance	$5,000,773,421.41
SAP for Next Period	42.38%
Average Receivable Balance	$5,083,281,402.69
Monthly Payment Rate	40.24%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,890,350.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,890,350.78

	Actual	Per $1000
Interest A1	1,366,298.74	1.37
Principal A1	—	—

		1.37
			1.71%

	Actual	Per $1000
Interest A2	962,500.00	0.96
Principal A2	—	—

		0.96
Total Due Investors	2,328,798.74
Servicing Fee	1,646,098.33

Excess Cash Flow	2,475,840.41

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS